Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses [Abstract]
Payroll and related expenses						$ 67,012
Professional services	9,178	26,282	14,105	26,282	62,311	65,871
Travel expenses				3,140	3,482	84,320
Total	$ 9,178	$ 26,282	$ 14,105	$ 29,422	$ 65,793	$ 217,203